Finance Costs	6 Months Ended
Oct. 31, 2023
Finance Costs [Abstract]
FINANCE COSTS
7.	FINANCE COSTS

	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Interest on bank borrowings	—	—	769	617
Interest on amount due to a non-controlling shareholder	—	—	426	2,786
	—	—	1,195	3,403